Income taxes - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense
Expense for the year	$ 86.0	$ 50.9
Adjustment in respect of prior years	1.0	(2.4)
Current income tax expense	87.0	48.5
Origination and reversal of temporary differences	54.5	(30.2)
Impact of changes in tax rates	(1.1)	(0.8)
Reversal of unrecognized deductible temporary differences	(12.9)	(6.4)
Adjustments in respect of prior years	(2.4)	2.2
Other	(1.0)
Deferred income tax expense	37.1	(35.2)
Income tax expense (recovery)	$ 124.1	$ 13.3